FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 USD ($) $ / shares ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $	Dec. 31, 2021 EUR (€) $ / shares ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $	Dec. 31, 2021 GBP (£) $ / shares ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $	Dec. 31, 2021 AUD ($) $ / shares ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $	Dec. 31, 2021 CNY (¥) $ / shares ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $	Dec. 31, 2021 CAD ($) $ / shares ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $	Dec. 31, 2021 BRL (R$) $ / shares ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $	Dec. 31, 2021 KRW (₩) $ / shares ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $	Dec. 31, 2021 INR (₨) $ / shares ₩ / $ £ / $ R$ / $ $ / $ ¥ / $ € / $	Dec. 31, 2020 USD ($) $ / shares ¥ / $ ₩ / $ £ / $ $ / $ € / $ R$ / $	Dec. 31, 2020 EUR (€) $ / shares ¥ / $ ₩ / $ £ / $ $ / $ € / $ R$ / $	Dec. 31, 2020 GBP (£) $ / shares ¥ / $ ₩ / $ £ / $ $ / $ € / $ R$ / $	Dec. 31, 2020 AUD ($) $ / shares ¥ / $ ₩ / $ £ / $ $ / $ € / $ R$ / $	Dec. 31, 2020 CNY (¥) $ / shares ¥ / $ ₩ / $ £ / $ $ / $ € / $ R$ / $	Dec. 31, 2020 CAD ($) $ / shares ¥ / $ ₩ / $ £ / $ $ / $ € / $ R$ / $	Dec. 31, 2020 KRW (₩) $ / shares ¥ / $ ₩ / $ £ / $ $ / $ € / $ R$ / $	Dec. 31, 2020 INR (₨) $ / shares ¥ / $ ₩ / $ £ / $ $ / $ € / $ R$ / $
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 7,068									$ 6,021
Fair value of financial liabilities	(62,406)									(62,047)
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 389									€ 0
Fair value of financial assets										$ 1
Fair value of financial liabilities	$ (2)
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88
Net investment hedges | British pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 4,395									£ 201
Fair value of financial assets										$ 5
Fair value of financial liabilities	$ (89)
Net investment hedges | British pounds | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 90									£ 90
Rates | £ / $	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
Fair value of financial assets	$ 9									$ 0
Net investment hedges | British pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.5	0.5	0.5	0.5	0.5	0.5	0.5	0.5
Net investment hedges | British pounds | Bottom of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $										0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89
Net investment hedges | British pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76	1.08	1.08	1.08	1.08	1.08	1.08	1.08	1.08
Net investment hedges | British pounds | Top of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $										0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Net investment hedges | Australian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 974									$ 240
Fair value of financial assets										$ 3
Fair value of financial liabilities	$ (14)
Net investment hedges | Australian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
Net investment hedges | Australian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.52	1.52	1.52	1.52	1.52	1.52	1.52	1.52
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 1,596									¥ 813
Fair value of financial liabilities	$ (7)									$ (11)
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.68	6.68	6.68	6.68	6.68	6.68	6.68	6.68	6.68	4.02	4.02	4.02	4.02	4.02	4.02	4.02	4.02
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	7.43	7.43	7.43	7.43	7.43	7.43	7.43	7.43
Net investment hedges | Brazil Real
Disclosure of detailed information about financial instruments [line items]
Notional amount							R$ 2,546								$ 620
Fair value of financial liabilities	$ (5)									$ (3)
Net investment hedges | Brazil Real | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	5.87	5.87	5.87	5.87	5.87	5.87	5.87	5.87	5.87
Net investment hedges | Brazil Real | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	5.2	5.2	5.2	5.2	5.2	5.2	5.2	5.2
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₩								₩ 720,095								₩ 720,095
Fair value of financial assets	$ (4)
Fair value of financial liabilities										$ (54)
Net investment hedges | South Korean Won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	914.84	914.84	914.84	914.84	914.84	914.84	914.84	914.84
Net investment hedges | South Korean Won | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,169.58	1,169.58	1,169.58	1,169.58	1,169.58	1,169.58	1,169.58	1,169.58
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨									₨ 75,690								₨ 4,703
Fair value of financial liabilities	$ (27)									$ (2)
Net investment hedges | Indian Rupee | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	76.35	76.35	76.35	76.35	76.35	76.35	76.35	76.35	76.35
Net investment hedges | Indian Rupee | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	76.28	76.28	76.28	76.28	76.28	76.28	76.28	76.28
Net investment hedges | Canadian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 185
Fair value of financial liabilities	$ (2)
Net investment hedges | Canadian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.26	1.26	1.26	1.26	1.26	1.26	1.26	1.26	1.26
Net investment hedges | Canadian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31
Cross currency swaps | Canadian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 2,500									$ 2,400
Fair value of financial assets	$ 56									$ 66
Cross currency swaps | Canadian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.81
Cross currency swaps | Canadian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.7	1.7	1.7	1.7	1.7	1.7	1.7	1.7